High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.7%

Security	Principal Amount (000's omitted)	Value
ARES XXXIX CLO Ltd., Series 2016-39A, Class D1R4, 6.553%, (3 mo. SOFR + 2.80%), 7/15/39(1)(2)	$2,000	$ 2,002,324
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.603%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	2,000	1,977,500
Series 2021-1A, Class ER, 9.003%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,389,906
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.479%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,458,332
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.379%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	984,322
Series 2025-1A, Class E, 8.329%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	988,497
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 7.75%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	1,970,996
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.553%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,460,126
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.193%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,846,036
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	504,448
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.00%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,508,089
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 6.829%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	998,393
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.029%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,003,016
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.129%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,788,520
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.879%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,443,996
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.653%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	1,937,612
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.353%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	899,398
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.653%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,541
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.629%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	500	499,195
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.552%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,967,522
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.629%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	$1,500	$ 1,482,373
RR 38 Ltd., Series 2025-38A, Class C2, 7.403%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	1,962,246
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 10.975%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,528,950
Series 2021-3A, Class E, 11.115%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,713,236
Total Asset-Backed Securities (identified cost $36,212,467)		$ 34,566,574

Common Stocks — 2.1%

Security	Shares	Value
Cable & Satellite TV — 0.0%†
Charter Communications, Inc., Class A(3)	8,000	$ 1,159,840
		$ 1,159,840
Containers — 0.2%
Crown Holdings, Inc.	45,000	$ 5,303,249
		$ 5,303,249
Energy — 0.3%
Ascent CNR Corp., Class A(4)(5)	62,734	$ 2,111,626
Energy Transfer LP	200,000	4,072,000
		$ 6,183,626
Environmental — 0.3%
GFL Environmental, Inc.	140,500	$ 5,805,460
		$ 5,805,460
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp.	250,000	$ 5,675,000
		$ 5,675,000
Gaming — 0.1%
Caesars Entertainment, Inc.(3)	60,000	$ 1,785,000
		$ 1,785,000
Healthcare — 0.3%
Acadia Healthcare Co., Inc.(3)	200,000	$ 5,924,001

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Healthcare (continued)
Keenova Therapeutics PLC(3)	500	$ 49,139
Par Health, Inc.(3)	500	3,179
		$ 5,976,319
Homebuilders & Real Estate — 0.2%
James Hardie Industries PLC(3)	150,000	$ 3,943,500
		$ 3,943,500
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.0%†
Enviva LLC(3)(5)	57,147	$ 1,117,938
		$ 1,117,938
Utility — 0.4%
NRG Energy, Inc.	30,000	$ 4,028,700
Vistra Corp.	23,528	3,486,614
		$ 7,515,314
Total Common Stocks (identified cost $35,591,060)		$ 44,465,246

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Healthcare — 0.3%
Zoetis, Inc., 0.25%, 6/15/29(1)	$5,500	$ 5,054,500
		$ 5,054,500
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,258,536
		$ 2,258,536
Technology — 0.2%
Zscaler, Inc., 0.00%, 7/15/28	$5,270	$ 4,899,955
		$ 4,899,955
Total Convertible Bonds (identified cost $12,645,750)		$ 12,212,991

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Building Materials — 0.4%
QXO, Inc., 4.75%(3)(4)(5)	1,270	$ 9,110,435
Total Convertible Preferred Stocks (identified cost $12,700,558)		$ 9,110,435

Corporate Bonds — 82.3%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.2%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	6,383	$ 6,562,956
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,622,579
6.25%, 3/15/33(1)	1,215	1,232,990
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	1,975,456
7.25%, 7/1/31(1)	2,100	2,189,924
8.75%, 11/15/30(1)	2,730	2,880,068
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,553,026
4.125%, 4/15/29(1)	1,341	1,288,365
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,172,215
Moog, Inc., 5.50%, 10/15/34(1)	2,495	2,419,964
Science Applications International Corp.:
4.875%, 4/1/28(1)	4,831	4,765,539
5.875%, 11/1/33(1)	4,030	3,949,582
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,743,308
6.25%, 1/31/34(1)	1,085	1,096,472
6.375%, 3/1/29(1)	1,580	1,600,984
6.625%, 3/1/32(1)	5,115	5,206,968
6.75%, 8/15/28(1)	3,719	3,746,933
		$ 47,007,329
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,860	$ 2,950,027
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	6,373	6,019,644
9.50%, 6/1/28(1)	3,067	3,117,372
		$ 12,087,043

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts — 1.5%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,704,381
Champions Financing, Inc., 8.75%, 2/15/29(1)	1,317	1,304,074
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,523,739
6.75%, 9/15/32(1)	4,540	4,577,211
Ford Motor Co., 4.75%, 1/15/43	2,651	2,037,610
IHO Verwaltungs GmbH, 7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(6)	1,155	1,198,041
Realtruck Group, Inc., 6.25%, 7/31/31(1)	5,495	990,888
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	11,715	12,036,624
		$ 32,372,568
Broadcasting — 2.8%
Discovery Global Holdings, Inc., 5.05%, 3/15/42	3,101	$ 2,162,947
Gray Media, Inc., 4.75%, 10/15/30(1)	1,503	1,163,003
Nexstar Media, Inc.:
4.75%, 11/1/28(1)	4,124	4,046,360
6.50%, 9/15/33(1)	5,515	5,491,532
7.25%, 4/15/34(1)	4,965	4,980,198
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(1)	12,076	12,522,365
8.75%, 7/1/34(1)	10,826	11,411,600
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	4,043	4,151,045
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	4,120	4,010,455
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(1)	1,350	1,302,615
Univision Communications, Inc.:
8.50%, 7/31/31(1)	1,415	1,412,894
8.875%, 4/15/33(1)	1,940	1,879,811
9.375%, 8/1/32(1)	3,136	3,134,602
		$ 57,669,427
Building Materials — 3.3%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	2,909	$ 2,997,565
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	7,689	7,004,739
5.00%, 3/1/30(1)	2,850	2,764,427
6.375%, 3/1/34(1)	1,170	1,149,516
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	3,528	3,180,751
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	2,031	2,028,280
6.125%, 7/31/32(1)	2,605	2,609,547
Masterbrand, Inc., 7.00%, 7/15/32(1)	5,425	5,432,161
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	3,241	3,228,951
Security	Principal Amount* (000's omitted)	Value
Building Materials (continued)
Park River Holdings, Inc.: (continued)
8.75%, 12/31/30(1)	1,579	$ 1,459,926
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)	6,010	6,088,124
6.75%, 3/1/33(1)	5,325	5,398,253
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	9,501	9,494,694
Standard Building Solutions, Inc.:
6.25%, 8/1/33(1)	3,015	2,986,064
6.50%, 8/15/32(1)	1,885	1,890,387
Standard Industries, Inc.:
3.375%, 1/15/31(1)	2,778	2,495,954
4.375%, 7/15/30(1)	3,112	2,940,640
4.75%, 1/15/28(1)	6,809	6,772,177
		$ 69,922,156
Cable & Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)	1,446	$ 1,281,350
4.25%, 1/15/34(1)	6,045	4,941,865
4.50%, 8/15/30(1)	7,605	6,944,865
4.50%, 5/1/32	1,055	910,514
4.75%, 3/1/30(1)	5,575	5,212,266
6.375%, 9/1/29(1)	2,201	2,188,445
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	4,125	2,440,678
3.90%, 6/1/52	2,690	1,617,201
CSC Holdings LLC:
3.375%, 2/15/31(1)	3,173	1,768,822
4.125%, 12/1/30(1)	2,060	1,153,922
11.75%, 1/31/29(1)	2,436	1,395,905
Versant Media Group, Inc., 7.25%, 1/30/31(1)	4,635	4,781,600
		$ 34,637,433
Capital Goods — 2.5%
Arcosa, Inc., 6.875%, 8/15/32(1)	3,675	$ 3,792,409
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(6)	3,990	4,071,352
Calderys Financing LLC, 11.25%, 6/1/28(1)	5,427	5,626,480
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	9,304	9,468,188
ESAB Corp., 6.25%, 4/15/29(1)	2,758	2,790,641
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	4,504	4,646,367
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	3,580	3,834,914

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	$ 5,088,863
6.375%, 11/1/32(1)		4,105	4,055,286
VoltaGrid LLC, 7.375%, 11/1/30(1)		9,852	9,906,832
			$ 53,281,332
Chemicals — 3.2%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 3,986,826
7.125%, 8/1/30(1)		4,654	4,726,328
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2:
6.50%, 6/15/33(7)	EUR	2,000	2,320,699
7.125%, 6/15/33(1)		9,855	9,921,925
Celanese U.S. Holdings LLC, 7.70%, 11/15/33		9,712	10,289,145
Compass Minerals International, Inc., 8.00%, 7/1/30(1)		4,344	4,540,492
INEOS Finance PLC, 7.50%, 4/15/29(1)		1,421	1,396,418
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)		14,205	13,924,724
SCIH Salt Holdings, Inc.:
6.625%, 8/15/31(1)(8)		4,705	4,710,037
8.00%, 8/15/32(1)(8)		4,580	4,551,107
Valvoline, Inc., 3.625%, 6/15/31(1)		7,611	6,943,252
			$ 67,310,953
Consumer Products — 0.7%
Acushnet Co., 5.625%, 12/1/33(1)		7,330	$ 7,205,313
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		6,589	6,009,824
4.00%, 4/15/29(1)		855	822,339
			$ 14,037,476
Containers — 2.2%
Ardagh Group SA, 9.50%, 12/1/30(1)		3,950	$ 4,188,888
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/28(1)		4,465	4,294,794
4.00%, 9/1/29(1)		7,130	6,774,179
6.25%, 1/30/31(1)		1,135	1,143,537
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,844,960
Clydesdale Acquisition Holdings, Inc.:
6.625%, 4/15/29(1)		1,940	1,929,741
6.75%, 4/15/32(1)		2,772	2,642,041
6.875%, 1/15/30(1)		1,500	1,488,978
Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Clydesdale Acquisition Holdings, Inc.: (continued)
8.75%, 4/15/30(1)	8,520	$ 8,150,310
Sword Purchaser LLC, 8.25%, 4/15/33(1)	8,780	8,985,012
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	3,379	3,055,339
		$ 46,497,779
Diversified Financial Services — 4.7%
Azorra Finance Ltd., 7.25%, 1/15/31(1)	3,495	$ 3,602,510
Block, Inc.:
5.625%, 8/15/30(1)	3,700	3,683,125
6.00%, 8/15/33(1)	4,151	4,119,779
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	9,475	8,203,834
CI Financial Corp., 4.10%, 6/15/51	1,806	1,179,357
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	3,971	3,784,354
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	5,556	5,781,674
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,569,268
Hightower Holding LLC, 9.125%, 1/31/30(1)	6,273	6,531,924
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	9,060	9,387,673
Rocket Cos., Inc.:
6.125%, 8/1/30(1)	3,625	3,656,363
6.125%, 8/1/31(1)	2,595	2,608,253
6.375%, 8/1/33(1)	6,935	6,984,879
6.50%, 6/15/34(1)	3,045	3,072,874
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)	5,608	5,367,562
4.00%, 10/15/33(1)	450	397,732
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	2,931,131
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,691	3,688,523
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(1)	2,510	2,513,225
8.125%, 12/15/30(1)	8,985	9,360,339
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,480	1,383,426
UWM Holdings LLC:
6.25%, 3/15/31(1)	5,079	4,536,476
6.625%, 2/1/30(1)	2,000	1,856,753
		$ 99,201,034
Diversified Media — 0.8%
Arches Buyer, Inc., 6.125%, 12/1/28(1)	3,896	$ 3,811,919
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,501,941

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)	1,772	$ 1,828,855
7.50%, 3/15/33(1)	796	835,040
7.75%, 4/15/28(1)	2,149	2,154,076
7.875%, 4/1/30(1)	1,146	1,190,995
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,307	3,218,784
		$ 16,541,610
Energy — 7.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,369,913
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	1,620	1,586,207
Comstock Resources, Inc.:
5.875%, 1/15/30(1)	2,770	2,611,547
6.75%, 3/1/29(1)	1,030	1,014,894
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	1,243	1,266,521
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	4,611	4,653,698
Enerflex, Inc., 6.875%, 1/15/31(1)	4,020	4,088,444
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,693,991
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	5,026	5,093,223
8.25%, 1/15/32(1)	5,208	5,432,069
Howard Midstream Energy Partners LLC:
6.625%, 1/15/34(1)	1,550	1,568,189
6.625%, 1/15/35(1)	3,575	3,574,791
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,268,140
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	2,912	2,909,907
6.75%, 10/1/35(1)	1,220	1,229,980
Matador Resources Co.:
6.00%, 4/15/34(1)	3,800	3,676,958
6.50%, 4/15/32(1)	3,560	3,555,244
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,698,175
8.375%, 2/15/32(1)	3,921	4,079,040
Noble Finance II LLC, 6.25%, 6/15/34(1)	3,130	3,041,250
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,438	1,439,315
Plains All American Pipeline LP, Series B, 8.023%, (3 mo. SOFR + 4.372%)(2)(9)	4,645	4,645,210
SM Energy Co.:
6.625%, 4/15/34(1)	1,760	1,750,225
7.00%, 8/1/32(1)	2,975	3,024,388
8.625%, 11/1/30(1)	4,798	5,038,850
Security	Principal Amount* (000's omitted)		Value
Energy (continued)
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(1)		2,505	$ 2,462,055
Sunoco LP:
4.50%, 10/1/29(1)		2,516	2,438,217
4.625%, 5/1/30(1)		2,534	2,441,296
5.875%, 3/15/34(1)		3,550	3,476,839
7.25%, 5/1/32(1)		3,010	3,105,191
7.875% to 9/18/30(1)(9)(10)		15,630	16,031,816
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		2,835	2,736,521
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		5,975	5,770,569
Transocean International Ltd.:
7.875%, 10/15/32(1)		750	781,663
8.25%, 5/15/29(1)		3,579	3,691,903
8.75%, 2/15/30(1)		995	1,034,312
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		3,445	3,406,448
Venture Global LNG, Inc.:
6.625%, 6/15/36(1)		2,920	2,863,478
8.375%, 6/1/31(1)		1,771	1,831,760
9.00% to 9/30/29(1)(9)(10)		7,350	7,325,194
9.50%, 2/1/29(1)		5,523	5,914,387
9.875%, 2/1/32(1)		686	730,688
WBI Operating LLC:
6.25%, 10/15/30(1)		4,248	4,249,614
6.50%, 10/15/33(1)		3,673	3,668,703
Weatherford International Ltd., 6.75%, 10/15/33(1)		2,475	2,506,918
			$ 154,777,741
Entertainment & Film — 0.2%
Cinemark USA, Inc., 5.25%, 7/15/28(1)		4,631	$ 4,601,784
			$ 4,601,784
Environmental — 1.5%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(7)	EUR	5,525	$ 6,338,739
7.375%, 6/15/31(7)	GBP	3,225	4,377,352
Clean Harbors, Inc.:
5.125%, 7/15/29(1)		1,187	1,173,480
6.375%, 2/1/31(1)		1,560	1,577,400
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)		4,530	4,196,170
GFL Environmental, Inc., 4.75%, 6/15/29(1)		9,118	8,890,989

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Environmental (continued)
Reworld Holding Corp., 4.875%, 12/1/29(1)		3,299	$ 3,133,332
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		1,905	1,909,692
			$ 31,597,154
Food & Drug Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,808	$ 1,727,185
5.625%, 3/31/32(1)		7,370	7,015,222
Ingles Markets, Inc., 4.00%, 6/15/31(1)		4,305	3,998,105
			$ 12,740,512
Food, Beverage & Tobacco — 2.2%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		3,768	$ 3,727,720
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		5,011	4,456,082
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		2,225	2,200,645
6.375%, 4/15/34(1)		6,015	6,035,493
7.625%, 7/1/29(1)		5,749	5,935,676
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		5,450	5,273,561
6.125%, 9/15/32(1)		2,715	2,726,064
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	2,800,738
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,341,647
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,633,219
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		2,515	2,530,588
			$ 46,661,433
Gaming — 2.7%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		6,627	$ 6,777,671
Brightstar Lottery PLC, 5.25%, 1/15/29(1)		2,540	2,512,083
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		6,800	6,565,480
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)		2,900	2,911,391
Flutter Treasury DAC, 5.875%, 6/4/31(1)		4,229	4,167,981
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,799,197
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		9,005	9,096,518
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(6)	EUR	2,682	3,198,408
Security	Principal Amount* (000's omitted)	Value
Gaming (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	5,996	$ 6,239,755
Voyager Parent LLC, 9.25%, 7/1/32(1)	10,143	10,782,034
		$ 57,050,518
Healthcare — 7.0%
1261229 B.C. Ltd., 10.00%, 4/15/32(1)	9,695	$ 9,918,596
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	2,186	2,248,837
athenahealth Group, Inc.:
6.50%, 2/15/30(1)	19,365	18,688,921
7.50%, 2/15/32(1)	2,232	2,291,081
Encompass Health Corp.:
4.625%, 4/1/31	2,698	2,598,814
4.75%, 2/1/30	1,109	1,085,321
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	4,501	4,586,897
Global Medical Response, Inc., 7.375%, 10/1/32(1)	5,503	5,604,262
HealthEquity, Inc., 4.50%, 10/1/29(1)	5,710	5,541,647
IQVIA, Inc.:
5.00%, 5/15/27(1)	1,329	1,328,130
6.25%, 6/1/32(1)	5,683	5,763,193
6.50%, 5/15/30(1)	1,862	1,898,493
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	5,002	4,750,383
10.00%, 6/1/32(1)	930	894,026
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,805,446
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)	7,940	8,380,733
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,828,021
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(6)	1,915	1,786,426
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	1,242	902,461
5.15%, 6/15/30	4,615	4,367,396
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	6,562	6,590,640
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)	2,803	2,803,448
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	6,182	6,317,416
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	3,675	3,724,289
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	277,017
5.125%, 11/1/27	3,030	3,029,952
5.50%, 11/15/32(1)	2,715	2,675,003
6.00%, 11/15/33(1)	1,410	1,415,258
6.125%, 10/1/28	3,518	3,522,088

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		7,128	$ 5,257,977
6.00%, 12/1/32		3,200	3,261,376
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		9,453	8,822,383
			$ 147,965,931
Homebuilders & Real Estate — 2.5%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 2,932,193
Artera Services LLC, 8.50%, 2/15/31(1)		2,876	2,621,575
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		4,207	4,042,995
4.625%, 4/1/30(1)		2,665	2,532,380
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		832	834,549
8.875%, 9/1/31(1)		4,586	4,799,512
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		7,888	8,170,524
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		2,980	3,039,865
8.375%, 10/1/33(1)		2,510	2,552,943
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		1,965	1,910,401
4.625%, 3/15/30(1)		1,792	1,731,981
7.375%, 2/15/31(1)		4,674	4,838,726
Risewell Homes, Inc.:
8.50%, 11/1/30(1)		2,976	3,039,279
9.25%, 10/1/29(1)		8,080	8,199,980
STL Holding Co. LLC, 8.75%, 2/15/29(1)		1,900	1,972,112
			$ 53,219,015
Insurance — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		1,076	$ 1,076,436
7.00%, 1/15/31(1)		1,907	1,936,377
7.375%, 10/1/32(1)		770	775,282
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)		13,698	13,399,384
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)		5,763	5,834,669
8.375%, 2/1/34(1)		2,415	2,202,208
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		4,272	4,266,070
Ryan Specialty LLC, 5.875%, 8/1/32(1)		5,061	4,994,547
			$ 34,484,973
Security	Principal Amount* (000's omitted)	Value
Leisure — 1.2%
Carnival Corp. Ltd., 5.75%, 8/1/32(1)	3,530	$ 3,501,879
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)	8,255	8,284,714
Motion Bondco DAC, 6.625%, 11/15/27(1)	3,534	3,357,029
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	2,891	2,835,922
7.75%, 2/15/29(1)	3,584	3,723,210
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,559	2,545,703
		$ 24,248,457
Metals & Mining — 1.5%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	2,732	$ 2,910,222
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,658,149
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,102,395
First Quantum Minerals Ltd.:
6.375%, 2/15/36(1)	5,443	5,270,431
7.25%, 2/15/34(1)	2,620	2,670,791
8.00%, 3/1/33(1)	2,155	2,241,864
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	2,194	2,209,472
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,960,826
WS Escrow LLC, 7.75%, 6/1/33(1)	3,585	3,711,414
		$ 31,735,564
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	$ 2,997,863
7.375%, 9/1/31(1)	2,050	2,077,470
8.00%, 8/1/29(1)	4,366	4,333,743
		$ 9,409,076
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	5,455	$ 5,595,210
		$ 5,595,210
Restaurant — 0.8%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	8,079	$ 7,920,954
4.00%, 10/15/30(1)	5,641	5,304,268
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	3,986,717
		$ 17,211,939
Services — 6.5%
ADI Escrow Issuer LLC, 7.125%, 7/15/34(1)	5,125	$ 5,237,462

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	2,695	$ 2,800,137
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	2,157	2,139,848
6.875%, 6/15/30(1)	2,140	2,187,981
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,126,981
4.625%, 6/1/28(1)	4,887	4,824,308
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,599,960
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,548,610
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	2,410	2,221,502
Core & Main LP, 6.00%, 7/1/34(1)	1,375	1,368,583
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	960	951,099
6.00%, 3/15/34(1)	1,150	1,128,673
7.00%, 6/15/30(1)	3,355	3,462,793
7.25%, 6/15/33(1)	3,625	3,743,450
Ingram Micro, Inc., 4.75%, 5/15/29(1)	11,353	11,057,035
Korn Ferry, 4.625%, 12/15/27(1)	5,840	5,809,589
LBM Acquisition LLC:
6.25%, 1/15/29(1)	2,086	1,347,074
9.50%, 6/15/31(1)	7,237	6,094,638
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	1,725	1,758,748
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,926,087
QXO Building Products, Inc.:
6.50%, 7/15/31(1)	1,215	1,221,050
6.75%, 4/30/32(1)	4,309	4,404,489
6.875%, 7/15/34(1)	2,840	2,846,401
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,575,936
7.75%, 3/15/31(1)	1,032	1,066,264
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	4,942	4,697,413
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(1)	1,520	1,534,397
7.875%, 12/1/30(1)	3,949	4,129,213
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	7,675	7,850,366
12.00%, 2/15/31(1)	1,155	1,221,639
TMS International Corp., 6.25%, 4/15/29(1)	4,064	4,065,219
VM Consolidated, Inc., 5.50%, 4/15/29(1)	747	699,035
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)	6,205	6,117,160
6.375%, 3/15/29(1)	2,127	2,159,666
Security	Principal Amount* (000's omitted)	Value
Services (continued)
WESCO Distribution, Inc.: (continued)
6.375%, 3/15/33(1)	2,955	$ 3,007,091
6.625%, 3/15/32(1)	3,548	3,624,207
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	9,559	9,638,301
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,652,380
		$ 136,844,785
Steel — 0.8%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	4,880	$ 4,936,540
7.50%, 9/15/31(1)	3,820	3,901,259
7.625%, 1/15/34(1)	3,845	3,893,735
Commercial Metals Co.:
5.75%, 11/15/33(1)	2,185	2,147,511
6.00%, 12/15/35(1)	2,185	2,149,026
		$ 17,028,071
Super Retail — 5.2%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	2,266	$ 2,198,999
4.75%, 3/1/30	788	764,849
5.00%, 2/15/32(1)	3,974	3,788,588
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	726,465
6.875%, 11/1/35	2,276	2,303,094
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(6)	27,052	29,059,625
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,219,432
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,918,715
Gee Automotive Holdings LLC, 7.25%, 3/1/31(1)	8,105	8,172,109
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,376	1,366,356
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,688	1,630,077
6.375%, 1/15/30(1)	1,275	1,281,788
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,151,346
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	4,615	4,505,591
8.25%, 8/1/31(1)	559	582,702
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	922,279
4.375%, 1/15/31(1)	3,334	3,158,571
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	10,154	10,004,766

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	1,755	$ 1,872,685
Michaels Cos., Inc., 8.50%, 3/15/33(1)	9,285	9,204,417
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	8,900	8,999,751
10.00%, 9/15/33(1)	1,620	1,613,017
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	2,028,161
4.875%, 11/15/31(1)	2,734	2,612,887
		$ 108,086,270
Technology — 2.5%
Ciena Corp., 4.00%, 1/31/30(1)	1,416	$ 1,344,938
Cloud Software Group LLC:
6.50%, 3/31/29(1)	8,370	8,186,012
9.00%, 9/30/29(1)	23,120	22,672,898
Fair Isaac Corp., 4.00%, 6/15/28(1)	2,362	2,284,502
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	4,758	4,788,775
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,322	3,207,364
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32	4,172	4,576,932
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)	3,414	3,179,546
6.625%, 7/15/32(1)	1,225	1,255,181
		$ 51,496,148
Telecommunications — 4.1%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	11,300	$ 11,057,203
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)	7,205	7,035,863
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	3,830	4,073,381
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	3,450	3,448,530
Cipher Compute LLC, 7.125%, 11/15/30(1)	4,750	4,850,990
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	5,144	5,043,359
EchoStar Corp., 10.75%, 11/30/29	5,314	5,751,037
ELK Grove Village Property LLC, 7.50%, 6/15/31(1)	4,240	4,089,428
Iliad Holding SAS:
7.00%, 4/15/32(1)	2,795	2,822,654
8.50%, 4/15/31(1)	2,025	2,131,801
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	1,487	1,513,483
Sable International Finance Ltd., 7.125%, 10/15/32(1)	2,181	2,156,578
Stingray Compute LLC, 6.00%, 6/15/31(1)	2,095	2,046,451
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	3,515	3,593,233
8.625%, 6/15/32(1)	5,970	6,102,874
Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Uniti Services LLC, 7.50%, 10/15/33(1)	8,610	$ 8,806,911
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	6,072	4,806,949
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	2,818	2,935,212
WULF Compute LLC, 7.75%, 10/15/30(1)	1,661	1,727,211
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,665,812
		$ 86,658,960
Transport Excluding Air & Rail — 1.7%
Carriage Purchaser, Inc., 7.875%, 10/15/29(1)	9,450	$ 9,350,373
Carrix, Inc., 6.125%, 8/1/33(1)	6,560	6,546,102
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	2,400	2,384,966
Granite Construction, Inc., 6.375%, 6/15/34(1)	12,763	12,758,402
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)	4,761	4,629,490
		$ 35,669,333
Utility — 5.3%
Alpha Generation LLC:
6.25%, 1/15/34(1)	3,535	$ 3,456,473
6.75%, 10/15/32(1)	9,094	9,178,829
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	2,661	2,621,793
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	5,760	5,683,556
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	2,075	2,048,881
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	4,184	4,084,980
9.25%, 1/15/31(1)	1,970	2,073,068
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,278,950
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,074,654
5.75%, 1/15/34(1)	5,776	5,629,106
5.875%, 5/15/34(1)	1,510	1,483,175
6.00%, 2/1/33(1)	3,495	3,486,608
6.00%, 1/15/36(1)	6,940	6,793,878
6.125%, 5/15/36(1)	7,145	7,056,726
6.25%, 11/1/34(1)	2,335	2,330,178
10.25% to 3/15/28(1)(9)(10)	3,771	4,037,651
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	4,221	4,136,197
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,920	3,695,564
Talen Energy Supply LLC, 6.125%, 5/1/31(1)	9,375	9,323,561
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,500,400

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
TransAlta Corp., 5.875%, 2/1/34	5,020	$ 4,896,519
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,171,273
5.00%, 7/31/27(1)	6,128	6,128,799
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,215,395
7.75%, 4/15/34(1)	3,295	3,452,488
8.375%, 1/15/31(1)	2,315	2,461,579
8.625%, 3/15/33(1)	2,325	2,485,297
		$ 110,785,578
Total Corporate Bonds (identified cost $1,736,852,013)		$1,728,434,592

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Fixed Income Funds — 1.3%
Eaton Vance High Yield ETF(11)	12,429	$ 645,377
iShares Broad USD High Yield Corporate Bond ETF	722,124	26,559,721
Total Exchange-Traded Funds (identified cost $27,793,929)		$ 27,205,098

Preferred Stocks — 0.2%

Security	Principal Amount	Value
Insurance — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(5)(6)	$4,286,760	$ 4,296,984
Total Preferred Stocks (identified cost $4,224,210)		$ 4,296,984

Senior Floating-Rate Loans — 7.6%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/22/30	$1,658	$ 1,659,938
		$ 1,659,938
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.8%
ABC Technologies, Inc., Term Loan, 11.981% - 11.982%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31(4)	$12,678	$ 12,412,943
Clarios Global LP, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	2,680	2,689,172
Crash Champions LLC, Term Loan, 8.416%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	2,438	2,376,455
		$ 17,478,570
Building Materials — 0.6%
Associated Materials, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	$5,123	$ 4,682,998
CP Atlas Buyer, Inc., Term Loan, 8.981%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	4,400	3,839,145
Park River Holdings, Inc., Term Loan, 8.225%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	3,876	3,882,610
		$ 12,404,753
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.132%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$6,444	$ 6,211,166
Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	1,106	1,108,237
		$ 7,319,403
Capital Goods — 0.2%
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$3,258	$ 3,260,934
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	1,474	1,475,557
		$ 4,736,491
Chemicals — 0.2%
INEOS Finance PLC, Term Loan, 6/25/32(13)	$3,510	$ 3,264,300
INEOS U.S. Finance LLC, Term Loan, 2/18/30(13)	1,548	1,471,059
		$ 4,735,359
Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	$3,050	$ 2,984,044
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33	6,855	6,621,210
		$ 9,605,254

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Energy — 0.4%
New Generation Gas Gathering LLC, Term Loan, 9.073%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	$6,052	$ 5,911,901
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	3,056	3,080,701
		$ 8,992,602
Gaming — 0.8%
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	$5,985	$ 5,746,724
Peninsula Pacific Entertainment LLC:
Term Loan, 8.596%, (6 mo. USD Term SOFR + 4.75%), 10/1/32	6,624	6,661,293
Term Loan, 13.00%, 12/24/29(4)(14)	1,425	1,425,033
Spectacle Gary Holdings LLC, Term Loan, 8.132%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,481	3,411,829
		$ 17,244,879
Healthcare — 1.0%
athenahealth Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/16/32	$1,732	$ 1,722,719
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	14,043	13,660,244
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	3,268	3,277,077
LifePoint Health, Inc., Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	2,473	2,364,705
		$ 21,024,745
Homebuilders & Real Estate — 0.1%
Signal Parent, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	$3,924	$ 1,481,345
		$ 1,481,345
Insurance — 0.3%
Asurion LLC, Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	$2,701	$ 2,537,704
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	2,722,511
		$ 5,260,215
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	$5,394	$ 5,420,890
		$ 5,420,890
Metals & Mining — 0.2%
Worthington Steel, Inc., Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 6/1/33	$3,720	$ 3,739,065
		$ 3,739,065
Restaurant — 0.3%
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	$6,774	$ 6,795,020
		$ 6,795,020
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.574%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$4,007	$ 3,221,367
Specialty Building Products Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	4,272	4,000,192
White Cap Buyer LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,269	1,268,722
		$ 8,490,281
Super Retail — 0.4%
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	$2,306	$ 2,304,947
Men's Wearhouse, Inc., Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	4,039	4,079,722
PetSmart, Inc., Term Loan, 7.724%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,270	2,277,830
		$ 8,662,499
Technology — 0.5%
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	$9,370	$ 9,365,905
Proofpoint, Inc., Term Loan, 8/30/30(13)	1,371	1,348,993
		$ 10,714,898

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications — 0.2%
Coreweave Financing DDTL V LLC, Term Loan, 8.12% - 8.14%, (1 mo. USD Term SOFR + 4.50%), 11/17/31(15)	$3,837	$ 3,839,541
		$ 3,839,541
Total Senior Floating-Rate Loans (identified cost $163,352,674)		$ 159,605,748

Miscellaneous — 0.3%

Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(4)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(4)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	19,811	$ 6,628,207
		$ 6,628,207
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(4)	$2,404,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(3)(4)	$502,000	$ 0
		$ 0
Total Miscellaneous (identified cost $792,331)		$ 6,628,207

Short-Term Investments — 2.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(16)	51,620,629	$ 51,620,629
Total Short-Term Investments (identified cost $51,620,629)		$ 51,620,629
Total Investments — 98.9% (identified cost $2,081,785,621)		$2,078,146,504
Less Unfunded Loan Commitments — (0.1)%		$ (2,173,556)
Net Investments — 98.8% (identified cost $2,079,612,065)		$2,075,972,948
Other Assets, Less Liabilities — 1.2%		$ 24,323,031
Net Assets — 100.0%		$2,100,295,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $1,676,254,379 or 79.8% of the Portfolio's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	Non-income producing security.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $13,036,790 or 0.6% of the Portfolio's net assets.

(8)	When-issued security.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Affiliated fund.

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(12)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$2,174,914.

(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	27,982,422	EUR	24,086,223	Deutsche Bank AG	9/16/26	$160,145	$ —
USD	4,322,442	GBP	3,225,000	Deutsche Bank AG	9/16/26	—	(23,955)
						$160,145	$(23,955)

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2026, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	62,734	$0	$2,111,626
Enviva LLC	12/6/24	57,147	378,458	1,117,938
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,177,738	$3,229,564
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26, 6/25/26	1,270	$12,700,558	$9,110,435
Total Convertible Preferred Stocks			$12,700,558	$9,110,435
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,286,760	$4,224,210	$4,296,984
Total Preferred Stocks			$4,224,210	$4,296,984
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25, 9/5/25	19,811	$792,331	$6,628,207
Total Miscellaneous			$792,331	$6,628,207
Total Restricted Securities			$19,894,837	$23,265,190
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in affiliated funds and funds that may be deemed to be affiliated was $52,266,006, which represents 2.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance High Yield ETF	$ —	$ 650,015	$ —	$ —	$(4,638)	$ 645,377	$4,421	12,429
Short-Term Investments
Liquidity Fund, Institutional Class(1)	67,422,607	385,897,079	(401,699,057)	—	—	51,620,629	2,099,429	51,620,629
Total				$ —	$(4,638)	$52,266,006	$2,103,850

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

High Income Opportunities Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$34,566,574	$ —	$34,566,574
Common Stocks	41,232,503	1,121,117	2,111,626	44,465,246
Convertible Bonds	—	12,212,991	—	12,212,991
Convertible Preferred Stocks	—	—	9,110,435	9,110,435
Corporate Bonds	—	1,728,434,592	—	1,728,434,592
Exchange-Traded Funds	27,205,098	—	—	27,205,098
Preferred Stocks	—	4,296,984	—	4,296,984
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	143,594,216	13,837,976	157,432,192
Miscellaneous	—	—	6,628,207	6,628,207
Short-Term Investments	51,620,629	—	—	51,620,629
Total Investments	$120,058,230	$1,924,226,474	$31,688,244	$2,075,972,948
Forward Foreign Currency Exchange Contracts	$ —	$160,145	$ —	$160,145
Total	$120,058,230	$1,924,386,619	$31,688,244	$2,076,133,093
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(23,955)	$ —	$(23,955)
Total	$ —	$(23,955)	$ —	$(23,955)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.